COLUMBIA OVERSEAS VALUE FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Overseas Value Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.2%

Issuer	Shares	Value ($)
Australia 1.8%
Northern Star Resources Ltd.	5,914,564	49,423,913

Brazil 0.7%
JBS S/A	3,828,580	18,162,624

Canada 4.1%
Cameco Corp.	869,869	39,944,385
Nutrien Ltd.	207,264	11,082,406
Pan American Silver Corp.	874,991	13,702,359
Teck Resources Ltd., Class B	547,602	20,617,215
Teekay Tankers Ltd., Class A	152,511	7,578,272
Vermilion Energy, Inc.	1,748,351	22,081,673

Total		115,006,310

China 0.8%
Guangdong Investment Ltd.	31,892,000	22,133,953

Finland 2.0%
UPM-Kymmene OYJ	1,585,535	55,469,028

France 14.1%
AXA SA	2,332,866	72,739,655
BNP Paribas SA	899,391	56,542,053
DBV Technologies SA, ADR(a)	321,850	238,169
Eiffage SA	296,917	30,101,640
Engie SA	3,727,279	64,679,853
Sanofi SA	652,029	60,811,445
TotalEnergies SE	1,607,356	109,556,131

Total		394,668,946

Germany 3.9%
Bayer AG, Registered Shares	284,437	9,736,015
Duerr AG	699,867	15,426,465
E.ON SE	3,088,552	40,145,216
KION Group AG	328,236	11,969,806
Mercedes-Benz Group AG, Registered Shares	219,772	14,289,433
Merck KGaA	98,558	17,263,788

Total		108,830,723

Greece 1.1%
Piraeus Financial Holdings SA(a)	8,465,578	30,164,413

Common Stocks (continued)

Issuer	Shares	Value ($)
Hong Kong 1.3%
WH Group Ltd.	57,258,830	36,775,954

Ireland 1.4%
Amarin Corp. PLC, ADR(a)	299,272	234,031
Bank of Ireland Group PLC	2,910,794	27,253,154
Flutter Entertainment PLC(a)	82,102	12,811,354

Total		40,298,539

Israel 3.4%
Bank Hapoalim BM	2,631,989	22,236,017
Bezeq Israeli Telecommunication Corp., Ltd.	12,488,581	16,160,078
Check Point Software Technologies Ltd.(a)	382,226	55,804,996

Total		94,201,091

Japan 22.4%
Dai-ichi Life Holdings, Inc.	1,981,200	41,533,120
Daiwabo Holdings Co., Ltd.	2,031,500	39,961,247
ITOCHU Corp.	1,244,000	48,363,529
Kinden Corp.	1,113,100	16,719,010
Kusuri no Aoki Holdings Co., Ltd.	368,800	8,531,826
Macnica Holdings, Inc.	648,800	32,116,040
Marubeni Corp.	2,038,500	31,857,491
MatsukiyoCocokara & Co.	1,808,100	31,236,156
Mebuki Financial Group, Inc.	10,513,200	31,719,518
ORIX Corp.	2,581,000	47,152,387
Sankyo Co., Ltd.	895,600	38,661,680
Shimamura Co., Ltd.	446,000	49,850,023
Ship Healthcare Holdings, Inc.	1,205,800	17,036,239
Sumitomo Mitsui Financial Group, Inc.	1,447,400	71,208,392
Sundrug Co., Ltd.	300,900	9,091,621
Takeda Pharmaceutical Co., Ltd.	1,550,400	43,950,638
Takuma Co., Ltd.	791,945	8,744,695
TOPPAN Holdings, Inc.	1,274,100	29,836,055
Toyota Motor Corp.	1,422,000	26,997,878

Total		624,567,545

2        Columbia Overseas Value Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS  (continued)

Columbia Overseas Value Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Netherlands 10.8%
ASR Nederland NV	1,350,759	62,274,781
ING Groep NV	4,848,334	68,114,179
Koninklijke Ahold Delhaize NV	1,888,715	54,696,259
Shell PLC	3,637,894	117,594,402

Total		302,679,621

Norway 0.7%
Leroy Seafood Group ASA	4,666,775	18,227,248

Russian Federation —%
Lukoil PJSC(b),(c),(d),(e)	106,132	—

Singapore 2.2%
BW LPG Ltd.	1,634,255	23,804,046
Venture Corp., Ltd.	3,899,800	36,531,121

Total		60,335,167

South Africa 0.2%
Sibanye Stillwater Ltd., ADR	1,289,969	5,753,262

South Korea 0.7%
Hyundai Home Shopping Network Corp.	81,938	2,724,023
Youngone Corp.	460,402	15,554,978

Total		18,279,001

Spain 2.8%
Banco Santander SA	17,149,782	71,089,829
Endesa SA	212,638	4,447,774
Tecnicas Reunidas SA(a)	412,242	4,000,542

Total		79,538,145

Sweden 0.1%
Stillfront Group AB(a)	3,403,824	3,783,323

Switzerland 3.0%
Novartis AG, Registered Shares	668,139	65,215,899
UBS AG	624,767	17,654,416

Total		82,870,315

Taiwan 0.9%
Fubon Financial Holding Co., Ltd.	12,784,921	26,348,322

United Kingdom 12.8%
AstraZeneca PLC, ADR	312,543	20,187,152
BP PLC	4,537,822	27,588,472
British American Tobacco PLC	2,046,788	65,128,818

Common Stocks (continued)

Issuer	Shares	Value ($)
BT Group PLC	21,575,818	33,537,297
Crest Nicholson Holdings PLC	1,556,491	3,645,060
DCC PLC	750,412	50,730,867
Imperial Brands PLC	1,245,706	29,123,266
John Wood Group PLC(a)	2,117,468	3,743,300
Just Group PLC	24,984,654	25,391,211
Liberty Global Ltd.(a)	1,611,288	27,134,090
TP Icap Group PLC	14,083,625	32,977,094
Vodafone Group PLC	42,560,903	38,269,430

Total		357,456,057

United States 6.0%
Burford Capital Ltd.	2,605,175	36,185,881
Diversified Energy Co. PLC	32,054,614	26,629,336
Energy Fuels, Inc.(a)	2,317,974	18,427,893
Insmed, Inc.(a)	194,448	4,865,089
Jazz Pharmaceuticals PLC(a)	315,156	37,260,894
Livent Corp.(a)	893,623	12,296,252
Roche Holding AG, Genusschein Shares	114,084	30,691,008
Sage Therapeutics, Inc.(a)	59,196	1,159,058

Total		167,515,411

Total Common Stocks (Cost $2,613,702,093)		2,712,488,911

Exchange-Traded Equity Funds 1.2%

	Shares	Value ($ )
United States 1.2%
iShares MSCI EAFE Value ETF	653,836	33,025,256

Total Exchange-Traded Equity Funds (Cost $31,765,684)		33,025,256

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 5.605%(f),(g)	5,281,845	5,280,789

Total Money Market Funds (Cost $5,280,755)		5,280,789

Total Investments in Securities (Cost $2,650,748,532)		2,750,794,956

Other Assets & Liabilities, Net		40,109,090

Net Assets		$2,790,904,046

Columbia Overseas Value Fund | Third Quarter Report 2023        3

PORTFOLIO OF INVESTMENTS  (continued)

Columbia Overseas Value Fund, November 30, 2023 (Unaudited)

At November 30, 2023, securities and/or cash totaling $1,820,000 were pledged as collateral.

Investments in derivatives

Forward foreign currency exchange contracts

Currency to be sold		Currency to be purchased		Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,384,000	GBP	5,433,835	USD	Barclays	12/14/2023	—	(101,301)
44,749,567	USD	312,974,000	DKK	Barclays	12/14/2023	975,588	—
8,166,139	USD	7,522,000	EUR	Barclays	12/14/2023	25,520	—
70,875,582	USD	58,031,000	GBP	Barclays	12/14/2023	2,393,005	—
8,373,000	AUD	5,427,657	USD	Citi	12/14/2023	—	(106,728)
15,789,798	USD	14,804,000	EUR	Citi	12/14/2023	332,152	—
44,899,291	USD	75,912,000	NZD	Citi	12/14/2023	1,849,849	—
24,680,104,000	KRW	18,605,431	USD	Goldman Sachs International	12/14/2023	—	(484,186)
1,602,957,000	TWD	49,850,941	USD	Goldman Sachs International	12/14/2023	—	(1,481,755)
133,566,000	ILS	35,372,352	USD	HSBC	12/14/2023	—	(443,120)
6,259,628,000	JPY	41,941,880	USD	HSBC	12/14/2023	—	(350,702)
23,552,537	USD	21,208,000	CHF	HSBC	12/14/2023	695,224	—
42,363,489	USD	57,461,000	SGD	HSBC	12/14/2023	612,808	—
59,487,000	NOK	5,527,948	USD	Morgan Stanley	12/14/2023	28,308	—
29,908,563	USD	324,315,000	NOK	Morgan Stanley	12/14/2023	74,728	—
34,119,482	USD	378,889,000	SEK	Morgan Stanley	12/14/2023	1,971,852	—
4,354,000	GBP	5,349,086	USD	State Street	12/14/2023	—	(148,173)
822,115,000	JPY	5,509,523	USD	State Street	12/14/2023	—	(45,019)
86,705,000	CAD	62,892,101	USD	UBS	12/14/2023	—	(1,016,338)
437,603,000	NOK	39,275,833	USD	UBS	12/14/2023	—	(1,181,063)
57,617,000	SEK	5,443,495	USD	UBS	12/14/2023	—	(44,852)
131,956,276	USD	204,304,000	AUD	UBS	12/14/2023	3,084,582	—

Total						12,043,616	(5,403,237)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,218	—

(d)

As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2023.

4        Columbia Overseas Value Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS  (continued)

Columbia Overseas Value Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	4,590,534	452,569,257	(451,878,841)	(161)	5,280,789	3,893	599,837	5,281,845

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Overseas Value Fund | Third Quarter Report 2023        5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

3QT208_02_P01_(01/24)